Provisions for pensions and similar obligations (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions For Pensions And Similar Obligations
 Defined benefit plans uninsured	R$ 550,687	R$ 613,101	R$ 759,370
 Defined benefit plans partially or totally covered	R$ 28,000,988	R$ 31,014,727	R$ 33,840,073